Filed pursuant to 497(e)
File Nos. 002-80751 and 811-03618

BRIGHTHOUSE FUNDS TRUST II

SUPPLEMENT DATED SEPTEMBER 17, 2019

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2019, AS SUPPLEMENTED

MFS® VALUE PORTFOLIO

MFS® TOTAL RETURN PORTFOLIO

Effective on or about December 31, 2019, it is expected that Katherine Cannan will serve as a portfolio manager of the MFS® Value Portfolio (the “Value Portfolio”), a series of Brighthouse Funds Trust II (the “Trust”). Effective on or about December 31, 2020, it is expected that Steven Gorham will no longer serve as a portfolio manager of the Value Portfolio. Effective on or about December 31, 2019, it is expected that Nevin Chitkara will no longer serve as a portfolio manager of the MFS® Total Return Portfolio (the “Total Return Portfolio” and, together with the Value Portfolio, the “Portfolios”), a series of the Trust, and Johnathan Munko will become a portfolio manager of the Total Return Portfolio. Effective on or about December 31, 2020, it is expected that Brooks Taylor and Jonathan Sage will no longer serve as portfolio managers of the Total Return Portfolio. As of August 16, 2019, Katherine Cannan beneficially owned no equity securities of the Value Portfolio and Johnathan Munko beneficially owned no equity securities of the Total Return Portfolio.

Effective on or about December 31, 2019, the following changes are made to the statement of additional information of the Portfolios.

The subsection entitled “Other Accounts Managed” in Appendix C with respect to the Portfolios is deleted in its entirety and replaced with the following:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Victoria Higley,	Registered Investment Companies	4	$9,362,062,045	0	N/A
MFS® Research International Portfolio	Other Pooled Investment Vehicles	2	$196,838,934	0	N/A
	Other Accounts	1	$106,134,878	0	N/A

Camille Humphries Lee,	Registered Investment Companies	5	$22,308,025,180	0	N/A
MFS® Research International Portfolio	Other Pooled Investment Vehicles	2	$196,838,934	0	N/A
	Other Accounts	1	$106,134,878	0	N/A

Brooks Taylor,[1]	Registered Investment Companies	7	$18,043,857,201	0	N/A
MFS® Total Return Portfolio	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	3	$ 65,008,908	0	N/A

Joshua Marston,	Registered Investment Companies	9	$18,762,425,027	0	N/A
MFS® Total Return Portfolio	Other Pooled Investment Vehicles	8	$1,012,830,832	0	N/A
	Other Accounts	13	$216,376,494	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Steven Gorham,[2]	Registered Investment Companies	15	$62,980,478,250	0	N/A
MFS® Total Return Portfolio,	Other Pooled Investment Vehicles	8	$6,190,830,223	0	N/A
MFS® Value Portfolio	Other Accounts	42	$21,877,756,954	0	N/A

Johnathan Munko,[3]	Registered Investment Companies	0	N/A	0	N/A
MFS® Total Return Portfolio	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Jonathan Sage,[4]	Registered Investment Companies	27	$24,334,502,178	0	N/A
MFS® Total Return Portfolio	Other Pooled Investment Vehicles	21	$4,601,464,681	0	N/A
	Other Accounts	43	$13,703,355,762	0	N/A

Katherine Cannan,[3]	Registered Investment Companies	0	N/A	0	N/A
MFS® Value Portfolio	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Nevin Chitkara,[3]	Registered Investment Companies	18	$74,685,327,151	0	N/A
MFS® Value Portfolio	Other Pooled Investment Vehicles	8	$6,405,861,878	0	N/A
	Other Accounts	42	$24,531,665,590	0	N/A

Robert Persons,	Registered Investment Companies	16	$26,573,462,699	0	N/A
MFS® Total Return Portfolio	Other Pooled Investment Vehicles	9	$3,604,867,673	0	N/A
	Other Accounts	7	$953,710,224	0	N/A

[1]	It is expected that Mr. Taylor will no longer serve as a portfolio manager of the MFS® Total Return Portfolio effective on or about December 31, 2020.
[2]	It is expected that Mr. Gorham will no longer serve as a portfolio manager of the MFS® Value Portfolio effective on or about December 31, 2020.
[3]	Other Accounts Managed information is as of August 16, 2019.
[4]	It is expected that Mr. Sage will no longer serve as a portfolio manager of the MFS® Total Return Portfolio effective on or about December 31, 2020.

The subsection entitled “Compensation” in Appendix C with respect to the Portfolios is amended to reflect that Mr. Chitkara no longer serves as a portfolio manager of the Total Return Portfolio and is further supplemented with the following information:

With respect to Ms. Cannan and Mr. Munko, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

As of December 31, 2019, the following benchmarks will be used to measure the following portfolio managers’ performance for the following Portfolios:

Portfolio Manager	Portfolio(s)	Benchmark(s)
Katherine Cannan	MFS® Value Portfolio	Russell 1000® Value Index
Johnathan Munko	MFS® Total Return Portfolio	Russell 1000® Value Index
Lipper Large-Cap Value Funds

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE